Share-based payments - Fair value of options granted (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
Total Expense Recognised	£ 4,785	£ 7,056
EMI Scheme
Share-based payments
Total Expense Recognised	260	487
2021 Incentive Plan
Share-based payments
Total Expense Recognised	4,351	6,513
Non-Executive Director awards
Share-based payments
Total Expense Recognised	£ 174	£ 56